Impairment losses - Goodwill (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022
Impairment losses
Goodwill	€ 27,615	€ 31,884
Germany
Impairment losses
Goodwill	20,335	20,335
Italy
Impairment losses
Goodwill	2,481	2,481
Vantage Towers Germany
Impairment losses
Goodwill		2,565
Other
Impairment losses
Goodwill	€ 4,799	€ 6,503